Income Tax Expense - Summary of Principal Differences between Statutory Income Tax (Recovery) and Effective Provision for (Recovery of) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) before income taxes	$ (7,620)	$ 3,960
Tax (recovery) calculated at domestic tax rates applicable in the respective countries	(1,595)	674
Non-deductible items	394	422
True up of prior year income tax estimates	(206)
Tax rate differences on deferred taxes		(482)
State tax adjustments		(36)
Foreign exchange on translation		132
Unrealized foreign exchange	(309)	116
Differences attributed to joint venture capital transactions	(56)	(698)
Share of (income) losses from joint venture	(611)	66
Other	(92)	(56)
Provision for (recovery of) income taxes	$ (2,475)	$ 138